PREPAID EXPENSES AND OTHER RECEIVABLES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

At September 30, 2025 and March 31, 2025, prepaid expenses and other receivables were comprised of the following (in thousands):

	September 30,
	2025
	(Unaudited)	March 31, 2025
Prepaid clinical research costs	$–	$192
Prepaid insurance	305	241
Tax deposits	68	68
Other prepaid expenses	379	42
Other receivables	11	12
Total prepaid expenses and other receivables	$763	$555